Condensed Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Deficit - USD ($) shares in Thousands, $ in Thousands	Total	Redeemable Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Notes Receivables from Stockholders [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]
Beginning Balance at Dec. 31, 2013	$ (21,129)		$ 3	$ 795	$ (1,917)	$ (20,010)
Beginning Balance at Dec. 31, 2013		$ 20,035
Beginning Balance, Shares at Dec. 31, 2013			27,525
Beginning Balance, Shares at Dec. 31, 2013		8,238
Issuance of convertible preferred stock, net of issuance costs		$ 19,914
Issuance of stock, net of issuance costs, shares		3,002
Accretion of Series A redeemable convertible preferred stock issuance costs and redemption feature		$ 1,669
Accretion of Series A redeemable convertible preferred stock issuance costs and redemption feature	(1,669)			(1,669)
Exercise of stock options	1,339			1,339
Exercise of stock options, shares			3,804
Stock-based compensation	10,677			10,677
Repurchase of common stock, shares			(39)
Repurchase of common stock	(240)			(240)
Additions to stockholder note	(466)				(466)
Repayments of stockholder note	146				146
Unrealized gain on investments	0
Net loss	(20,329)					(20,329)
Ending Balance at Dec. 31, 2014	(31,671)		$ 3	10,902	(2,237)	(40,339)
Ending Balance at Dec. 31, 2014		$ 41,618
Ending Balance, Shares at Dec. 31, 2014			31,290
Ending Balance, Shares at Dec. 31, 2014		11,240
Issuance of convertible preferred stock, net of issuance costs		$ 49,225
Issuance of stock, net of issuance costs, shares		3,659
Issuance of common stock, net of issuance costs	35,000			35,000
Issuance of stock, net of issuance costs, shares			2,944
Accretion of Series A redeemable convertible preferred stock issuance costs and redemption feature		$ 2,603
Accretion of Series A redeemable convertible preferred stock issuance costs and redemption feature	(2,603)			(2,603)
Exercise of stock options	686			686
Exercise of stock options, shares			734
Stock-based compensation	1,482			1,482
Conversion of redeemable convertible preferred stock to common stock, shares		(252)	252
Conversion of redeemable convertible preferred stock to common stock	706	$ (706)		706
Repurchase of common stock, shares			(2,962)
Repurchase of common stock	(35,006)			(35,006)
Excess tax benefit from stock-based compensation	26			26
Unrealized gain on investments	(81)						$ (81)
Net loss	(21,450)					(21,450)
Ending Balance at Dec. 31, 2015	(52,911)		$ 3	11,193	(2,237)	(61,789)	(81)
Ending Balance at Dec. 31, 2015	$ 92,740	$ 92,740
Ending Balance, Shares at Dec. 31, 2015	32,258		32,258
Ending Balance, Shares at Dec. 31, 2015	14,647	14,647
Issuance of common stock, net of issuance costs	$ 21			21
Issuance of stock, net of issuance costs, shares			2
Accretion of Series A redeemable convertible preferred stock issuance costs and redemption feature		$ 6,442
Accretion of Series A redeemable convertible preferred stock issuance costs and redemption feature	(6,442)			(6,442)
Exercise of stock options	$ 413			413
Exercise of stock options, shares	431		431
Stock-based compensation	$ 3,263			3,263
Repurchase of common stock, shares			(17)
Repurchase of common stock	(6)			(6)
Excess tax benefit from stock-based compensation	1			1
Repayment of stockholder note	2,237				$ 2,237
Unrealized gain on investments	72						72
Net loss	(24,258)					(24,258)
Ending Balance at Dec. 31, 2016	(77,610)		$ 3	8,443		(86,047)	(9)
Ending Balance at Dec. 31, 2016	$ 99,182	$ 99,182
Ending Balance, Shares at Dec. 31, 2016	32,674		32,674
Ending Balance, Shares at Dec. 31, 2016	14,647	14,647
Issuance of common stock, net of issuance costs	$ 131,413		$ 1	131,412
Issuance of stock, net of issuance costs, shares			10,350
Accretion of Series A redeemable convertible preferred stock issuance costs and redemption feature		$ 1,983
Accretion of Series A redeemable convertible preferred stock issuance costs and redemption feature	$ (1,983)			(1,983)
Exercise of stock options, shares	769
Stock-based compensation	$ 4,175			4,175
Shares issued pursuant to stock awards	1,006			1,006
Equity issued in business combination	5,285			5,285
Shares issued pursuant to stock awards, shares			775
Equity issued in business combination, shares			265
Conversion of redeemable convertible preferred stock to common stock, shares		(14,647)	14,647
Conversion of redeemable convertible preferred stock to common stock	101,165	$ (101,165)	$ 1	101,164
Cumulative translation adjustment	(108)						(108)
Unrealized gain on investments	(86)						(86)
Net loss	(12,661)					(12,661)
Ending Balance at Jun. 30, 2017	$ 150,596		$ 5	$ 249,502		$ (98,708)	$ (203)
Ending Balance, Shares at Jun. 30, 2017	58,711		58,711
Ending Balance, Shares at Jun. 30, 2017	0